Changes in Benefit Obligations and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Line Items]
Accrued postretirement benefit cost recognized in the balance sheet	$ (34.6)	$ (30.8)	$ (27.9)
Postretirement Benefits Other Than Pensions
Retirement Plans [Line Items]
Benefit obligation at beginning of year	30.8	27.9	28.1
Service cost	1.1	1.3	1.2
Interest cost	1.3	1.5	1.4
Actuarial (gain) loss due to: Change in discount rate	1.9	3.1	1.7
Actuarial (gain) loss due to: Experience	(3.1)	0.5	(3.7)
Actuarial (gain) loss due to: Other assumption changes	3.2	(2.7)
Other	(0.1)
Benefits paid	(0.5)	(0.8)	(0.8)
Benefit obligation at end of year	34.6	30.8	27.9
Postretirement Benefits Other Than Pensions | Fair Value Of Plan Assets
Retirement Plans [Line Items]
Company contributions	0.5	0.8	0.8
Benefits paid	(0.5)	(0.8)	(0.8)
U.S.
Retirement Plans [Line Items]
Company contributions	6.7	7.3
Funded status recognized in the balance sheet	(154.8)	(116.5)
U.S. | Benefit Obligation
Retirement Plans [Line Items]
Benefit obligation at beginning of year	257.0	190.4
Service cost	8.3	6.3
Interest cost	12.3	10.0
Actuarial (gain) loss due to: Change in discount rate	34.1	31.0
Actuarial (gain) loss due to: Experience	13.7	5.9
Actuarial (gain) loss due to: Other assumption changes	(5.9)	19.4
Benefits paid	(5.3)	(5.7)
Settlements		(0.3)
Acquisitions
Benefit obligation at end of year	314.2	257.0
U.S. | Benefit Obligation | Fair Value Of Plan Assets
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	140.5	136.9
Actual return on plan assets	17.5	2.0
Company contributions	6.7	7.3
Benefits paid	(5.3)	(5.7)
Acquisitions
Fair value of plan assets at end of year	159.4	140.5
Non-U.S.
Retirement Plans [Line Items]
Funded status recognized in the balance sheet	(100.6)	(76.6)
Non-U.S. | Benefit Obligation
Retirement Plans [Line Items]
Benefit obligation at beginning of year	160.5	170.2
Service cost	12.0	12.3
Interest cost	7.1	7.6
Actuarial (gain) loss due to: Change in discount rate	16.3	9.5
Actuarial (gain) loss due to: Experience	0	(0.1)
Actuarial (gain) loss due to: Other assumption changes	1.3	(4.9)
Other	0.2	0.2
Plan amendments	0.1	0.8
Benefits paid	(5.6)	(8.5)
Settlements	(7.0)	(25.3)
Curtailments	0	0.3
Special termination benefits	0.1	0.1
Acquisitions
Other	6.2	(0.1)
Translation difference	4.2	(1.6)
Benefit obligation at end of year	195.4	160.5
Non-U.S. | Benefit Obligation | Fair Value Of Plan Assets
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	83.9	87.7
Actual return on plan assets	8.0	7.7
Company contributions	11.9	22.8
Other	0.2	0.2
Benefits paid	(5.6)	(8.5)
Settlements	(7.0)	(25.3)
Acquisitions
Other	(0.2)	(0.1)
Translation difference	3.6	(0.6)
Fair value of plan assets at end of year	$ 94.8	$ 83.9